PIONEER VARIABLE CONTRACTS TRUST

Pioneer High Yield VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2021

Schedule of Investments | 3/31/21 (unaudited)

Shares	Value
UNAFFILIATED ISSUERS - 86.9%
COMMON STOCKS - 0.6% of Net Assets
Energy Equipment & Services - 0.6%
8,535(a)	FTS International, Inc.	$211,156
1,828(a)	Superior Energy Services, Inc.	58,953
Total Energy Equipment & Services	$270,109
TOTAL COMMON STOCKS
(Cost $293,468)	$270,109
CONVERTIBLE PREFERRED STOCK - 0.3% of Net Assets
Banks - 0.3%
95(b)	Wells Fargo & Co., 7.5%	$134,654
Total Banks	$134,654
TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $125,547)	$134,654
Principal Amount USD ($)	Value
CONVERTIBLE CORPORATE BONDS - 2.9% of Net Assets
Airlines - 0.3%
92,000	Air Canada, 4.0%, 7/1/25 (144A)	$145,015
Total Airlines	$145,015
Biotechnology - 0.3%
111,000	Insmed, Inc., 1.75%, 1/15/25	$123,554
Total Biotechnology	$123,554
Commercial Services - 0.0%†
935	Macquarie Infrastructure Corp., 2.0%, 10/1/23	$916
Total Commercial Services	$916
Entertainment - 0.3%
60,000(c)	DraftKings, Inc., 3/15/28 (144A)	$59,370
99,000	IMAX Corp., 0.5%, 4/1/26 (144A)	97,891
Total Entertainment	$157,261
Healthcare-Products - 0.3%
115,000	Integra LifeSciences Holdings Corp., 0.5%, 8/15/25	$127,869
Total Healthcare-Products	$127,869
Leisure Time - 0.2%
60,000	Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23 (144A)	$84,330
Total Leisure Time	$84,330
Media - 0.2%
112,000	DISH Network Corp., 3.375%, 8/15/26	$107,666
Total Media	$107,666
Mining - 0.3%
110,000	Ivanhoe Mines Ltd., 2.5%, 4/15/26 (144A)	$112,733
Total Mining	$112,733
Pharmaceuticals - 0.4%
130,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$145,685
136,000	Tricida, Inc., 3.5%, 5/15/27 (144A)	53,431
Total Pharmaceuticals	$199,116
REITs - 0.1%
49,000	Summit Hotel Properties, Inc., 1.5%, 2/15/26	$53,992
Total REITs	$53,992
Software - 0.5%
175,000	Ceridian HCM Holding, Inc., 0.25%, 3/15/26 (144A)	$168,438
70,000(c)	Everbridge, Inc., 3/15/26 (144A)	68,250
Total Software	$236,688
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $1,292,130)	$1,349,140
CORPORATE BONDS - 80.6% of Net Assets
Advertising - 1.5%
110,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	$109,046
65,000	Lamar Media Corp., 3.625%, 1/15/31 (144A)	62,401
412,000(d)	MDC Partners, Inc., 7.5%, 5/1/24 (144A)	416,120
70,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	67,390
60,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	63,450
Total Advertising	$718,407
Aerospace & Defense - 0.1%
35,000	Triumph Group, Inc., 8.875%, 6/1/24 (144A)	$39,382
Total Aerospace & Defense	$39,382
Airlines - 1.4%
70,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.5%, 4/20/26 (144A)	$72,975
55,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	58,619
197,000	Delta Air Lines, Inc., 3.75%, 10/28/29	191,958
20,000	Delta Air Lines, Inc., 7.375%, 1/15/26	23,474
60,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	65,212
40,000	Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd., 5.75%, 1/20/26 (144A)	42,512
165,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	180,675
Total Airlines	$635,425
Principal Amount USD ($)	Value
Apparel - 0.2%
75,000	Wolverine World Wide, Inc., 6.375%, 5/15/25 (144A)	$79,875
Total Apparel	$79,875
Auto Manufacturers - 2.7%
150,000	Allison Transmission, Inc., 3.75%, 1/30/31 (144A)	$145,312
200,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/25	203,400
305,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	308,431
300,000	Ford Motor Credit Co. LLC, 4.134%, 8/4/25	313,778
254,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	268,288
Total Auto Manufacturers	$1,239,209
Auto Parts & Equipment - 1.4%
408,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$417,894
202,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	213,413
Total Auto Parts & Equipment	$631,307
Banks - 1.8%
182,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	$188,597
152,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	158,270
200,000(b)(e)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	227,000
18,000(b)(e)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	18,209
237,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	236,422
Total Banks	$828,498
Building Materials - 2.4%
142,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	$152,295
195,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	207,675
90,000	CP Atlas Buyer, Inc., 7.0%, 12/1/28 (144A)	94,594
40,000	Forterra Finance LLC/FRTA Finance Corp., 6.5%, 7/15/25 (144A)	43,000
100,000	JELD-WEN, Inc., 6.25%, 5/15/25 (144A)	106,250
280,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	305,550
203,000	Summit Materials LLC/Summit Materials Finance Corp., 5.125%, 6/1/25 (144A)	206,045
10,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	10,460
Total Building Materials	$1,125,869
Chemicals - 3.6%
200,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	$197,520
103,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	110,751
EUR	100,000	INEOS Quattro Finance 1 Plc, 3.75%, 7/15/26 (144A)	119,157
EUR	100,000	INEOS Quattro Finance 2 Plc, 2.5%, 1/15/26 (144A)	117,235
110,000	Ingevity Corp., 3.875%, 11/1/28 (144A)	106,700
65,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (144A)	65,244
200,000	OCI NV, 4.625%, 10/15/25 (144A)	206,750
134,000	Olin Corp., 5.0%, 2/1/30	140,363
190,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	195,937
230,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	230,288
155,000	Tronox, Inc., 6.5%, 5/1/25 (144A)	166,237
Total Chemicals	$1,656,182
Coal - 0.7%
300,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$311,625
Total Coal	$311,625
Commercial Services - 3.5%
95,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$100,746
215,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	235,898
105,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	112,636
140,000	Brink's Co., 5.5%, 7/15/25 (144A)	147,875
85,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	87,337
323,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)	357,519
105,000	NESCO Holdings II, Inc., 5.5%, 4/15/29 (144A)	107,677
120,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	129,507
260,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	270,657
80,000	Sotheby's, 7.375%, 10/15/27 (144A)	86,509
Total Commercial Services	$1,636,361
Computers - 1.0%
80,000	Booz Allen Hamilton, Inc., 3.875%, 9/1/28 (144A)	$80,420
195,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	199,193
20,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	22,275
90,000	NCR Corp., 5.0%, 10/1/28 (144A)	90,900
45,000	NCR Corp., 5.25%, 10/1/30 (144A)	45,568
20,000	NCR Corp., 8.125%, 4/15/25 (144A)	21,925
Total Computers	$460,281
Diversified Financial Services - 3.1%
145,000	Alliance Data Systems Corp., 4.75%, 12/15/24 (144A)	$148,806
360,000(f)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% cash), 10/31/26 (144A)	289,800
209,392(f)	Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK or 6.50% cash), 9/15/24 (144A)	200,807
110,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	108,098
60,000	Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)	60,243
30,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	31,125
80,000	PHH Mortgage Corp., 7.875%, 3/15/26 (144A)	82,000
140,000	United Wholesale Mortgage LLC, 5.5%, 4/15/29 (144A)	139,825
Principal Amount USD ($)	Value
Diversified Financial Services - (continued)
365,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$397,850
Total Diversified Financial Services	$1,458,554
Electric - 2.4%
50,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$48,714
50,000	Calpine Corp., 5.0%, 2/1/31 (144A)	48,740
155,000	Calpine Corp., 5.125%, 3/15/28 (144A)	155,721
105,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	100,705
60,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	58,575
85,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	82,875
25,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)	25,406
175,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	177,187
235,000	Talen Energy Supply LLC, 10.5%, 1/15/26 (144A)	210,325
183,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	190,207
Total Electric	$1,098,455
Electrical Components & Equipment - 0.6%
112,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$115,500
90,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	98,415
60,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	67,140
Total Electrical Components & Equipment	$281,055
Electronics - 0.4%
70,000	Sensata Technologies BV, 4.0%, 4/15/29 (144A)	$71,262
55,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	54,227
40,000	TTM Technologies, Inc., 4.0%, 3/1/29 (144A)	39,450
Total Electronics	$164,939
Engineering & Construction - 2.0%
80,000	Arcosa, Inc., 4.375%, 4/15/29 (144A)	$80,000
77,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.0%, 2/1/26 (144A)	80,273
182,000	Dycom Industries, Inc., 4.5%, 4/15/29 (144A)	182,280
140,000	KBR, Inc., 4.75%, 9/30/28 (144A)	142,205
340,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	377,502
50,000	TopBuild Corp., 3.625%, 3/15/29 (144A)	49,375
Total Engineering & Construction	$911,635
Entertainment - 2.5%
257,000	Caesars Entertainment, Inc., 8.125%, 7/1/27 (144A)	$283,522
145,000	Lions Gate Capital Holdings LLC, 5.5%, 4/15/29 (144A)	145,016
200,000	Mohegan Gaming & Entertainment, 8.0%, 2/1/26 (144A)	201,776
35,000	Penn National Gaming, Inc., 5.625%, 1/15/27 (144A)	36,313
100,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	106,861
100,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	108,500
242,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	259,545
Total Entertainment	$1,141,533
Environmental Control - 1.2%
330,000	Covanta Holding Corp., 6.0%, 1/1/27	$344,437
55,000	GFL Environmental, Inc., 4.0%, 8/1/28 (144A)	53,213
145,000	Tervita Corp., 11.0%, 12/1/25 (144A)	164,575
Total Environmental Control	$562,225
Food - 2.1%
65,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.5%, 3/15/29 (144A)	$61,857
30,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/15/25	30,981
253,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	261,222
82,000	Ingles Markets, Inc., 5.75%, 6/15/23	82,615
94,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	103,311
259,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29 (144A)	261,271
55,000	United Natural Foods, Inc., 6.75%, 10/15/28 (144A)	58,781
120,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	120,000
Total Food	$980,038
Forest Products & Paper - 1.6%
145,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$146,087
300,000	Mercer International, Inc., 5.125%, 2/1/29 (144A)	310,800
285,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	302,100
Total Forest Products & Paper	$758,987
Healthcare-Products - 0.2%
70,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)	$77,875
Total Healthcare-Products	$77,875
Healthcare-Services - 1.9%
65,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)	$69,062
75,000	Lifepoint Health, Inc., 5.375%, 1/15/29 (144A)	73,875
30,000	ModivCare, Inc., 5.875%, 11/15/25 (144A)	31,575
100,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	106,750
22,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	23,815
57,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25 (144A)	58,265
293,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	323,033
45,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	46,688
146,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	160,600
Total Healthcare-Services	$893,663
Principal Amount USD ($)	Value
Home Builders - 2.5%
125,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$129,375
182,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	187,460
83,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30 (144A)	83,051
108,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 9/15/27 (144A)	112,725
176,000	KB Home, 6.875%, 6/15/27	206,165
195,000	M/I Homes, Inc., 4.95%, 2/1/28	201,947
147,000	Taylor Morrison Communities, Inc., 5.875%, 6/15/27 (144A)	162,067
55,000	Williams Scotsman International, Inc., 4.625%, 8/15/28 (144A)	55,962
30,000	Winnebago Industries, Inc., 6.25%, 7/15/28 (144A)	32,138
Total Home Builders	$1,170,890
Home Furnishings - 0.3%
120,000	Tempur Sealy International, Inc., 4.0%, 4/15/29 (144A)	$119,400
Total Home Furnishings	$119,400
Household Products/Wares - 0.3%
105,000	Spectrum Brands, Inc., 5.5%, 7/15/30 (144A)	$112,350
12,000	Spectrum Brands, Inc., 5.75%, 7/15/25	12,375
Total Household Products/Wares	$124,725
Housewares - 0.4%
30,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$32,175
135,000	Scotts Miracle-Gro Co., 4.0%, 4/1/31 (144A)	133,110
Total Housewares	$165,285
Internet - 0.7%
110,000	Netflix, Inc., 3.625%, 6/15/25 (144A)	$116,908
97,000	Netflix, Inc., 4.875%, 4/15/28	110,280
90,000	Netflix, Inc., 5.375%, 11/15/29 (144A)	106,430
Total Internet	$333,618
Iron & Steel - 1.4%
200,000	Carpenter Technology Corp., 6.375%, 7/15/28	$214,936
320,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	348,000
11,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	12,887
100,000	Commercial Metals Co., 3.875%, 2/15/31	98,146
Total Iron & Steel	$673,969
Leisure Time - 1.6%
65,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$69,829
35,000	Carnival Corp., 10.5%, 2/1/26 (144A)	41,256
140,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	141,875
40,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	40,750
80,000	Royal Caribbean Cruises, Ltd., 5.5%, 4/1/28 (144A)	80,460
30,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	33,058
73,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	85,136
109,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	106,548
69,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	68,324
80,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	80,824
Total Leisure Time	$748,060
Lodging - 1.3%
100,000	Boyd Gaming Corp., 8.625%, 6/1/25 (144A)	$111,200
100,000	Hilton Domestic Operating Co., Inc., 4.0%, 5/1/31 (144A)	100,000
95,000	Hyatt Hotels Corp., 5.375%, 4/23/25	106,490
45,000	Hyatt Hotels Corp., 5.75%, 4/23/30	52,528
137,000	Station Casinos LLC, 4.5%, 2/15/28 (144A)	136,315
90,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	102,181
Total Lodging	$608,714
Machinery-Construction & Mining - 0.2%
110,000	Terex Corp., 5.0%, 5/15/29 (144A)	$113,872
Total Machinery-Construction & Mining	$113,872
Media - 4.1%
175,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	$185,030
515,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.5%, 5/1/26 (144A)	531,120
74,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	76,982
200,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	210,250
208,000	CSC Holdings LLC, 5.5%, 5/15/26 (144A)	214,448
200,000	CSC Holdings LLC, 7.5%, 4/1/28 (144A)	220,560
182,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	95,550
50,000	Entercom Media Corp., 6.75%, 3/31/29 (144A)	51,971
106,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	109,843
230,000	Sinclair Television Group, Inc., 5.5%, 3/1/30 (144A)	224,250
Total Media	$1,920,004
Mining - 2.5%
100,000	Arconic Corp., 6.125%, 2/15/28 (144A)	$106,820
130,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	124,273
200,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	203,500
125,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31 (144A)	127,344
130,000	Hecla Mining Co., 7.25%, 2/15/28	139,425
45,000	Hudbay Minerals, Inc., 4.5%, 4/1/26 (144A)	46,769
77,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	82,198
Principal Amount USD ($)	Value
Mining - (continued)
105,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	$117,600
130,000	Novelis Corp., 4.75%, 1/30/30 (144A)	133,914
92,000	Novelis Corp., 5.875%, 9/30/26 (144A)	96,306
Total Mining	$1,178,149
Miscellaneous Manufacturers - 0.3%
70,000	Hillenbrand, Inc., 3.75%, 3/1/31	$68,533
79,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	81,432
Total Miscellaneous Manufacturers	$149,965
Oil & Gas - 6.4%
260,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$269,100
300,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	272,625
65,000	Cenovus Energy, Inc., 6.75%, 11/15/39	80,911
225,000	Colgate Energy Partners III LLC, 7.75%, 2/15/26 (144A)	220,547
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.0%, 2/1/31 (144A)	91,350
185,000	Indigo Natural Resources LLC, 5.375%, 2/1/29 (144A)	182,264
175,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	175,438
42,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	43,384
25,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	26,187
135,000	Murphy Oil Corp., 6.375%, 7/15/28	135,169
219,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	219,821
250,000	Occidental Petroleum Corp., 4.4%, 4/15/46	211,875
35,000	Occidental Petroleum Corp., 5.5%, 12/1/25	36,942
104,000	Parkland Corp., 5.875%, 7/15/27 (144A)	110,890
300,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28	221,625
95,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	96,869
313,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	228,490
105,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	105,000
260,339	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	243,417
37,000	Transocean, Inc., 8.0%, 2/1/27 (144A)	22,108
Total Oil & Gas	$2,994,012
Oil & Gas Services - 0.8%
80,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$81,264
77,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	80,273
89,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	81,880
130,000	TechnipFMC Plc, 6.5%, 2/1/26 (144A)	135,980
Total Oil & Gas Services	$379,397
Packaging & Containers - 1.8%
254,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	$305,752
324,000	Greif, Inc., 6.5%, 3/1/27 (144A)	341,415
210,000	TriMas Corp., 4.125%, 4/15/29 (144A)	210,000
Total Packaging & Containers	$857,167
Pharmaceuticals - 2.5%
75,000	Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)	$76,440
80,000	Bausch Health Cos., Inc., 5.5%, 11/1/25 (144A)	82,190
96,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)	107,160
105,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 6/30/28 (144A)	85,050
83,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.5%, 7/31/27 (144A)	90,159
110,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	117,700
139,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	147,785
456,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	454,541
Total Pharmaceuticals	$1,161,025
Pipelines - 4.6%
175,000	Cheniere Energy Partners LP, 4.0%, 3/1/31 (144A)	$178,062
30,000	DCP Midstream Operating LP, 3.875%, 3/15/23	31,302
49,000	DCP Midstream Operating LP, 4.95%, 4/1/22	50,102
200,000	DCP Midstream Operating LP, 5.375%, 7/15/25	216,725
165,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	165,000
220,000(b)(e)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	214,346
5,000	EnLink Midstream LLC, 5.375%, 6/1/29	4,675
40,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	30,941
99,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	79,855
116,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	96,280
80,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.0%, 1/15/27	81,002
111,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27	117,105
273,000	Harvest Midstream I LP, 7.5%, 9/1/28 (144A)	293,393
285,000	Northriver Midstream Finance LP, 5.625%, 2/15/26 (144A)	296,258
135,000	NuStar Logistics LP, 6.375%, 10/1/30	145,800
135,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	135,030
Total Pipelines	$2,135,876
Real Estate - 0.1%
70,000	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 1/15/29 (144A)	$69,038
Total Real Estate	$69,038
REITs - 2.1%
51,000	Iron Mountain, Inc., 4.5%, 2/15/31 (144A)	$50,419
105,000	iStar, Inc., 4.25%, 8/1/25	105,724
195,000	iStar, Inc., 4.75%, 10/1/24	202,879
Principal Amount USD ($)	Value
REITs - (continued)
205,000	MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	$201,036
146,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	153,596
93,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	100,626
140,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.5%, 2/15/29 (144A)	139,160
Total REITs	$953,440
Retail - 4.0%
150,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$145,500
93,000	Asbury Automotive Group, Inc., 4.5%, 3/1/28	95,131
287,000	Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)	293,457
45,000	Carvana Co., 5.5%, 4/15/27 (144A)	45,236
55,000	IRB Holding Corp., 7.0%, 6/15/25 (144A)	59,205
60,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	59,940
60,000	L Brands, Inc., 6.625%, 10/1/30 (144A)	67,987
65,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	66,655
304,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	335,920
110,000	Murphy Oil USA, Inc., 3.75%, 2/15/31 (144A)	108,122
45,000	Park River Holdings, Inc., 5.625%, 2/1/29 (144A)	43,594
93,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	95,790
90,000	Penske Automotive Group, Inc., 3.5%, 9/1/25	92,120
155,000	QVC, Inc., 4.375%, 9/1/28	156,228
77,000	QVC, Inc., 4.75%, 2/15/27	79,695
91,000	Staples, Inc., 7.5%, 4/15/26 (144A)	96,005
Total Retail	$1,840,585
Software - 0.4%
150,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	$152,524
30,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.875%, 2/1/29 (144A)	29,325
Total Software	$181,849
Telecommunications - 2.6%
200,000	Altice France Holding SA, 6.0%, 2/15/28 (144A)	$197,058
78,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	79,564
63,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	67,410
55,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	53,826
200,000	LogMeIn, Inc., 5.5%, 9/1/27 (144A)	209,376
80,000	Lumen Technologies, Inc., 4.0%, 2/15/27 (144A)	81,714
200,000	Lumen Technologies, Inc., 4.5%, 1/15/29 (144A)	195,060
135,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	132,638
185,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	188,006
Total Telecommunications	$1,204,652
Transportation - 1.2%
205,000	Danaos Corp., 8.5%, 3/1/28 (144A)	$219,094
75,000	Watco Cos., LLC/Watco Finance Corp., 6.5%, 6/15/27 (144A)	79,050
250,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	281,250
Total Transportation	$579,394
Trucking & Leasing - 0.2%
85,000	Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$96,794
Total Trucking & Leasing	$96,794
TOTAL CORPORATE BONDS
(Cost $36,258,320)	$37,451,260
Face Amount USD ($)	Value
INSURANCE-LINKED SECURITIES - 0.0%† of Net Assets#
Reinsurance Sidecars - 0.0%†
Multiperil - Worldwide - 0.0%†
50,000+(a)(g)	Lorenz Re 2018, 7/1/21	$535
25,723+(a)(g)	Lorenz Re 2019, 6/30/22	1,209
$1,744
Total Reinsurance Sidecars	$1,744
TOTAL INSURANCE-LINKED SECURITIES
(Cost $19,547)	$1,744
Principal Amount USD ($)	Value
SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.5% of Net Assets*(h)
Aerospace & Defense - 0.4%
140,000	Grupo Aeromexico, Sociedad Anonima Bursatil De Capital Variable, DIP Tranche 1 Term Loan, 9.0% (LIBOR + 800 bps), 12/31/21	$142,625
41,265	Grupo Aeromexico, Sociedad Anonima Bursatil De Capital Variable, DIP Tranche 2 Term Loan, 15.5% (LIBOR + 1,450 bps), 12/31/21	42,348
Total Aerospace & Defense	$184,973
Diversified & Conglomerate Service - 0.5%
96,000	First Brands Group LLC, First Lien Tranche B-3 Term Loan, 8.5% (LIBOR + 750 bps), 2/2/24	$97,992
153,008	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	142,789
Total Diversified & Conglomerate Service	$240,781
Principal Amount USD ($)	Value
Entertainment & Leisure - 0.6%
280,000(i)	Enterprise Development Authority, Term B Loan, 2/18/28	$281,225
Total Entertainment & Leisure	$281,225
Healthcare, Education & Childcare - 0.1%
64,350	Surgery Center Holdings, Inc., 2020 Incremental Term Loan, 9.0% (LIBOR + 800 bps), 9/3/24	$65,637
Total Healthcare, Education & Childcare	$65,637
Securities & Trusts - 0.6%
215,400	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	$235,145
15,600	Spectacle Gary Holdings LLC, Delayed Draw Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	17,030
Total Securities & Trusts	$252,175
Telecommunications - 0.2%
96,625	Commscope, Inc., Initial Term Loan, 3.359% (LIBOR + 325 bps), 4/6/26	$96,182
Total Telecommunications	$96,182
Utilities - 0.1%
59,550	PG & E Corp., Term Loan, 3.5% (LIBOR + 300 bps), 6/23/25	$59,587
Total Utilities	$59,587
TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
(Cost $1,126,725)	$1,180,560
Shares	Value
RIGHTS/WARRANTS - 0.0%† of Net Assets
Health Care Providers & Services - 0.0%†
80^(a)(j)	Option Care Health, Inc. 6/30/25	$115
80^(a)(j)	Option Care Health, Inc. 6/30/25	91
Total Health Care Providers & Services	$206
Transportation - 0.0%†
1,007+^(a)(k)	Syncreon Group, 10/01/24	$–
Total Transportation	$–
TOTAL RIGHTS/WARRANTS
(Cost $0)	$206
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 86.9%
(Cost $39,115,737)	$40,387,673
Shares	Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
AFFILIATED ISSUER - 1.1%
CLOSED-END FUND - 1.1% of Net Assets
60,000(l)	Pioneer ILS Interval Fund	$ -	$ -	$2,400	$511,800
TOTAL CLOSED-END FUND
(Cost $636,000)	$511,800
TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.1%
(Cost $636,000)	$511,800
OTHER ASSETS AND LIABILITIES - 12.0%	$5,599,888
NET ASSETS - 100.0%	$46,499,361

bps	Basis Points.
CMT	Constant Maturity Treasury.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2021, the value of these securities amounted to $30,378,076, or 65.3% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2021.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at March 31, 2021.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2021.
(f)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Issued as preference shares.
(h)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2021.
(i)	This term loan will settle after March 31, 2021, at which time the interest rate will be determined.
(j)	Option Care Health, Inc. warrants are exercisable into 160 shares.
(k)	Syncreon Group warrants are exercisable into 1,007 shares.
(l)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc., (the “Adviser”).
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2018	6/26/2018	$11,344	$535
Lorenz Re 2019	7/10/2019	8,203	1,209
Total Restricted Securities			$1,744
% of Net assets			0.0%†

† Amount rounds to less than 0.1%.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	117,001	EUR	(96,125)	Bank of New York Mellon Corp.	5/24/21	$4,158
USD	243,209	EUR	(200,000)	State Street Bank & Trust Co.	4/28/21	8,557
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$12,715

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
1,640,000	Markit CDX North America High Yield Index Series 36	Receive	5.00%	6/20/26	$2,505	$(151,287)	$(148,782)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION					$2,505	$(151,287)	$(148,782)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
309,616	Markit CDX North America High Yield Index Series 31	Receive	5.00%	12/20/21	$(2,451)	$12,396	$9,945
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION					$(2,451)	$12,396	$9,945
TOTAL SWAP CONTRACTS					$54	$(138,891)	$(138,837)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2021, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3		Total
Common Stocks
Energy Equipment & Services	$211,156	$58,953	$–		$270,109
Convertible Preferred Stock	134,654	–	–		134,654
Convertible Corporate Bonds	–	1,349,140	–		1,349,140
Corporate Bonds	–	37,451,260	–		37,451,260
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	1,744		1,744
Senior Secured Floating Rate Loan Interests	–	1,180,560	–		1,180,560
Rights/Warrants
Health Care Providers & Services	–	206	–		206
Transportation	–	–	–	*	– *
Affiliated Closed-End Fund	–	511,800	–		511,800
Total Investments in Securities	$345,810	$40,551,919	$1,744		$40,899,473
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$–	$12,715	$–		$12,715
Swap contracts, at value	–	(138,837)	–		(138,837)
Total Other Financial Instruments	$–	$(126,122)	$–		$(126,122)

* Includes security that is valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Insurance-Linked Securities	Warrants	Total
Balance as of 12/31/20	$2,290	$162*	$2,452
Realized gain (loss)	–	--	–
Change in unrealized appreciation (depreciation)	(228)	--	(228)
Accrued discounts/premiums	–	--	--
Purchases	–	--	–
Sales	(318)	--	(318)
Transfers in to Level 3**	–	--	--
Transfers out of Level 3**	–	(162)*	(162)
Balance as of 3/31/21	$1,744	$--	$1,744

*	Includes security that is valued at $0.
**
Transfers are calculated on the beginning of period values. During the three months ended March 31, 2021 investments having aggregate value of $162 were transferred out of Level 3 to Level 2, as there were significant observable inputs available to determine their value. There were no other transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2021: $(228).

Pioneer High Yield VCT Portfolio | 3/31/21